Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Total Income Tax
Total income tax (benefit)/expense for the twelve months ended December 31, 2024, 2023 and 2022 was allocated as follows:

	Twelve Months Ended December 31,
	2024	2023	2022

	($ in millions)
Income tax (benefit) allocated to net income	$(22.0)	$(132.1)	$(78.1)
Income tax expense/(benefit) allocated to other comprehensive income	3.3	20.6	(23.9)
Total income tax (benefit)	$(18.7)	$(111.5)	$(102.0)

Schedule of Income Tax by Taxing Authority
Income/(loss) from operations before income taxes and income tax expense/(benefit) attributable to that income/(loss) for the twelve months ended December 31, 2024, 2023 and 2022 is provided in the tables below:

	Twelve Months Ended December 31, 2024
	Income before tax	Current tax expense	Deferred tax expense/(benefit)	Total income tax expense/(benefit)

	($ in millions)
Bermuda (1)	$85.3	$—	$1.3	$1.3
U.S. (2)	269.0	62.7	(4.4)	58.3
U.K. (3)	106.9	3.9	(85.3)	(81.4)
Other (4)	2.9	—	(0.2)	(0.2)
Total	$464.1	$66.6	$(88.6)	$(22.0)

	Twelve Months Ended December 31, 2023
	Income before tax	Current tax expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense

	($ in millions)
Bermuda	$148.8	$—	$(201.1)	$(201.1)
U.S.	236.3	52.4	3.0	55.4
U.K.	0.7	5.3	0.1	5.4
Other	16.8	7.9	0.3	8.2
Total	$402.6	$65.6	$(197.7)	$(132.1)

	Twelve Months Ended December 31, 2022
	(Loss)/Income before tax	Current tax expense	Deferred tax (benefit)	Total income tax (benefit)/expense

	($ in millions)
Bermuda	$(103.3)	$—	$—	$—
U.S	34.8	14.8	(102.9)	(88.1)
U.K.	62.4	7.0	—	7.0
Other	(20.9)	4.7	(1.7)	3.0
Total	$(27.0)	$26.5	$(104.6)	$(78.1)
________________
(1)    We have recorded a deferred tax asset in Bermuda consisting of $158.9 million (2023 — $156.6 million) in respect of the ETA and $40.0 million (2023 — $44.5 million) in respect of an OTLC as a result of the newly enacted Corporate Income Tax Act 2023 in Bermuda. The ETA election allows for an adjustment equal to the difference between the fair market value and carrying value of assets and liabilities. The OTLC allows losses from year 2020 to 2024 to be carried forward. We expect this deferred tax asset to be utilized predominantly over a 10-year period. We expect to incur and pay increased taxes in Bermuda beginning in 2025.
(2)    The U.S. current tax expense of $62.7 million (2023 — $52.4 million) includes $0.2 million (2023 — $0.9 million) of Base Erosion and Anti-abuse Tax.
(3)    The U.K. deferred tax benefit of $85.3 million includes a change in the judgment of the brought-forward valuation allowance of $107.7 million.
(4)    Current tax expense and deferred tax (benefit) in “Other” relates to the branches of Aspen UK and Aspen Bermuda Limited.

Income Tax Reconciliation	The reconciliation between the income tax (benefit) and the amount that would result from applying the statutory rate for the Company for the twelve months ended December 31, 2024, 2023 and 2022 is provided in the table below:

	Twelve Months Ended December 31,
	2024	2023	2022

Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—	$—
Overseas statutory tax rates differential	88.1	56.3	16.8
Base erosion and anti-abuse tax (BEAT) expense	0.2	0.9	2.3
Prior year adjustments (1)	(5.9)	6.9	(2.9)
Introduction of Bermuda corporate income tax	2.2	(201.1)	—
Change in valuation allowance (2)	(106.6)	4.0	(98.9)
Impact of unrecognized tax benefits (3)	—	—	—
Australian non-resident withholding tax	—	—	1.5
Foreign exchange	0.6	(1.3)	(0.3)
Non-deductible expenses	0.3	2.5	2.4
Tax effect of OCI in income statement	—	—	6.7
Impact of changes in statutory tax rates	(0.9)	(0.3)	(5.7)
Total income tax (benefit)	$(22.0)	$(132.1)	$(78.1)
________________
(1)    The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of these consolidated financial statements. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in these consolidated financial statements and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2024 predominantly relate to the determination of the results of the U.K. operating subsidiaries and its branches. The prior period adjustments for the twelve months ended December 31, 2023 and 2022 predominantly relate to the determination of results in the U.K.
(2)    The decrease in valuation allowance in 2024 related to a change in judgment about the recoverability of deferred tax assets in Aspen UK.
    The decrease in valuation allowance in 2022 related to a change in judgment about the recoverability of deferred tax assets in the U.S. operating subsidiaries.
(3) In 2024, the Company did not have any unrecognized tax benefits.
Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2024 and 2023:

	As at December 31,
	2024	2023

	($ in millions)
Deferred tax assets:
Operating loss carryforwards	$181.1	$217.2
Capital loss carryforwards	17.8	9.7
Insurance reserves: Losses and loss adjustment expenses	111.2	104.1
Unrealized losses on investments	7.4	8.9
Accrued expenses	11.3	13.4
Foreign tax credit carryforwards	22.0	19.0
Insurance reserves: Unearned premiums	34.5	35.0
Intangible assets	82.7	82.9
Office properties and equipment	14.7	16.5
Operating lease liabilities	15.0	15.6
Other temporary differences	8.1	7.6
Total deferred tax assets	$505.8	$529.9
Less valuation allowance	(64.0)	(172.7)
Deferred tax assets, net of valuation allowance	$441.8	$357.2

Deferred tax liabilities:
Intangible assets	$(0.2)	$—
Deferred acquisition costs	(31.0)	(32.4)
Right-of-use operating lease assets	(10.4)	(10.4)
Insurance reserves: Losses and loss adjustment expenses	—	(0.1)
Other temporary differences	(3.4)	(3.3)
Total deferred tax (liabilities)	$(45.0)	$(46.2)

Net deferred tax assets	$396.8	$311.0